UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05820

Brookfield Total Return Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.1%
U.S. Government Agency Collateralized Mortgage Obligations - 0.1%
Federal National Mortgage Association REMICS
Series 1997-79, Class PL 1	6.85%	12/18/27	$224		$256,722
Total U.S. Government Agency Collateralized Mortgage Obligations					256,722
U.S. Government Agency Pass-Through Certificates - 5.0%
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation	4.00	TBA	2,000		2,131,875
Pool Q03049	4.50	08/01/41	2,414		2,642,753
Pool C69047 1	7.00	06/01/32	351		401,370
Pool C53494 1	7.50	06/01/31	44		44,797
Pool C56878 1	8.00	08/01/31	49		50,141
Pool C58516 1	8.00	09/01/31	40		40,427
Pool C59641 1	8.00	10/01/31	212		247,995
Pool C55166 1	8.50	07/01/31	102		110,420
Pool C55167 1	8.50	07/01/31	65		67,381
Pool C55169 1	8.50	07/01/31	61		63,803
Pool G01466 1	9.50	12/01/22	333		366,018
Pool 555538 1	10.00	03/01/21	105		112,242
Pool 555559 1	10.00	03/01/21	72		77,313
Federal National Mortgage Association
Federal National Mortgage Association	4.00	TBA	2,000		2,134,508
Pool 753914 1	5.50	12/01/33	1,008		1,134,677
Pool 761836 1	6.00	06/01/33	562		640,251
Pool 948362 1	6.50	08/01/37	203		231,720
Pool 555933	7.00	06/01/32	1,644		1,941,149
Pool 645912 1	7.00	06/01/32	340		387,108
Pool 645913 1	7.00	06/01/32	487		547,547
Pool 650131 1	7.00	07/01/32	453		520,263
Pool 789284 1	7.50	05/01/17	19		19,116
Pool 827853 1	7.50	10/01/29	33		33,807
Pool 545990	7.50	04/01/31	607		718,133
Pool 255053 1	7.50	12/01/33	121		137,160
Pool 735576 1	7.50	11/01/34	733		862,306
Pool 896391 1	7.50	06/01/36	330		385,166
Pool 735800 1	8.00	01/01/35	460		561,093
Pool 636449 1	8.50	04/01/32	400		483,158
Pool 458132 1	8.96	03/15/31	687		800,315
Pool 852865	9.00	07/01/20	420		464,044
Pool 545436 1	9.00	10/01/31	307		382,779
Total U.S. Government Agency Pass-Through Certificates					18,740,835
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $17,696,377)					18,997,557
ASSET-BACKED SECURITIES - 4.7%
Housing Related Asset-Backed Securities - 4.7%
ACE Securities Corporation Manufactured Housing Trust
Series 2003-MH1, Class A4 2	6.50	08/15/30	1,590		1,760,369
Bayview Opportunity Master Fund IIA Trust
Series 2012-4NR2, Class A 2,3	3.95	01/28/34	1,553		1,560,910
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	259		284,491
Conseco Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	1,040		1,114,864
Series 1997-7, Class A7	6.96	07/15/28	854		884,544
Series 1997-2, Class A6	7.24	06/15/28	98		101,212
Series 1997-6, Class A9	7.55	01/15/29	806		841,431
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A5	5.87	04/15/40	193		207,979

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
ASSET-BACKED SECURITIES (continued)
Series 2001-B, Class A6	6.47%	04/15/40	$167		$182,058
Mid-State Capital Corp.
Series 2004-1, Class M1	6.50	08/15/37	4,378		4,693,102
Series 2004-1, Class M2 4
(Acquired 07/01/04, Cost $3,811,812, 1.1%)	8.11	08/15/37	3,608		4,156,868
Origen Manufactured Housing Contract Trust
Series 2005-B, Class A4	5.91	01/15/37	1,668		1,758,279
Total Housing Related Asset-Backed Securities					17,546,107
TOTAL ASSET-BACKED SECURITIES
(Cost $17,115,256)					17,546,107
RESIDENTIAL MORTGAGE RELATED HOLDINGS - 53.7%
Non-Agency Mortgage-Backed Securities - 53.7%
Alternative Loan Trust
Series 2007-OA3, Class 1A1 3,5	0.31	04/25/47	7,156		6,115,826
Series 2006-OA10, Class 3A1 3,5	0.36	08/25/46	7,445		5,732,287
Series 2005-51, Class 4A1 3,5	0.49	11/20/35	5,557		4,475,031
Series 2007-2CB, Class 1A15	5.75	03/25/37	984		874,593
Series 2007-12T1, Class A22	5.75	06/25/37	4,124		3,452,713
Series 2006-29T1, Class 2A5	6.00	10/25/36	3,598		3,215,134
Series 2006-41CB, Class 2A17	6.00	01/25/37	1,593		1,374,341
Series 2006-29T1, Class 3A3 5,6	76.68	10/25/36	1,029		3,417,291
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 3,5	0.31	12/25/36	2,346		1,883,951
Banc of America Funding Trust
Series 2003-3, Class B4 4
(Acquired 01/28/04, Cost $180,957, 0.0%)	5.48	10/25/33	201		68,519
Series 2003-3, Class B5 4
(Acquired 01/28/04, Cost $107,108, 0.0%)	5.48	10/25/33	142		32,675
Series 2006-G, Class 3A2 5	5.75	07/20/36	6,073		6,105,296
BCAP LLC Trust
Series 2012-RR4, Class 5A6 2,5	2.36	05/26/36	4,586		3,256,014
BNC Mortgage Loan Trust
Series 2007-2, Class A5 3,5	0.48	05/25/37	6,232		4,505,660
Carefree Portfolio Trust
Series 2014-CARE, Class F 2,3,5	2.75	11/15/29	4,980		4,440,666
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A4	6.00	06/25/36	2,065		2,141,690
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2 2,5	2.16	04/25/45	3,244		2,727,672
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J13, Class B3 4
(Acquired 09/13/07, Cost $63,785, 0.0%)	5.24	01/25/34	282		36,226
Series 2007-5, Class A29	5.50	05/25/37	784		748,327
Series 2006-21, Class A11	5.75	02/25/37	2,558		2,409,737
Series 2004-21, Class A10	6.00	11/25/34	342		361,156
Series 2007-18, Class 1A1	6.00	11/25/37	827		750,486
Series 2006-14, Class A4	6.25	09/25/36	5,149		4,782,142
CSMC
Series 2010-19R, Class 5A4 2	3.25	08/27/36	7,280		6,962,461
DSLA Mortgage Loan Trust
Series 2007-AR1, Class 2A1A 3,5	0.30	04/19/47	4,898		4,018,492
First Republic Bank Mortgage Pass-Through Certificates Trust
Series 2000-FRB1, Class B3 4,5
(Acquired 08/30/01, Cost $79,166, 0.0%)	0.67	06/25/30	82		52,797
GMAC Mortgage Loan Trust
Series 2004-J5, Class M1	5.46	01/25/35	1,517		1,200,654

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS (continued)
GSAMP Trust
Series 2006-HE5, Class A2C 3,5	0.32%	08/25/36	$4,731		$3,986,471
Series 2006-HE8, Class A2C 3,5	0.34	01/25/37	6,277		4,996,448
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	905		934,231
IndyMac INDX Mortgage Loan Trust
Series 2006-FLX1, Class A1 3,5	0.38	11/25/36	6,015		5,251,781
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 3,5	0.27	01/25/37	1,012		523,698
Series 2006-HE2, Class A3 3,5	0.33	08/25/36	9,846		4,585,019
Series 2006-HE3, Class A4 3,5	0.40	01/25/37	781		420,908
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 4,5
(Acquired 10/29/04, Cost $192,759, 0.0%)	2.12	10/25/33	225		86,498
Series 2003-A2, Class B4 1,4,5
(Acquired 10/29/04, Cost $132,445, 0.0%)	2.33	11/25/33	154		40,383
Master Asset Backed Securities Trust
Series 2006-NC3, Class A3 3,5	0.27	10/25/36	2,685		1,673,273
Series 2006-NC2, Class A4 3,5	0.32	08/25/36	1,728		932,798
Series 2006-NC3, Class A4 3,5	0.33	10/25/36	2,868		1,804,764
Series 2006-HE5, Class A3 3,5	0.33	11/25/36	5,565		3,757,174
Series 2006-NC3, Class A5 3,5	0.38	10/25/36	4,421		2,805,182
Series 2006-HE5, Class A4 3,5	0.39	11/25/36	1,878		1,279,276
Series 2006-NC2, Class A5 3,5	0.41	08/25/36	642		352,370
Series 2005-NC2, Class A4 3,5	0.52	11/25/35	7,265		4,765,718
Mid-State Capital Corp.
Series 2004-1, Class B	8.90	08/15/37	364		405,432
Mid-State Trust IV
Series 4, Class A	8.33	04/01/30	5,748		6,082,412
Mid-State Trust X
Series 10, Class B 4
(Acquired 01/05/04, Cost $1,640,788, 0.5%)	7.54	02/15/36	1,723		1,828,884
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 3,5	0.45	09/25/36	7,795		7,060,391
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11 2,5	0.29	02/26/37	15,119		7,817,490
Series 2013-1R, Class 3A12 2,3,5	0.31	10/26/36	14,656		11,622,311
Series 2014-6R, Class 5A7 2,5	2.53	04/26/37	4,605		3,013,952
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4	6.81	12/15/31	8,836		8,847,773
Series 2001-D, Class A4	6.93	09/15/31	1,175		1,077,754
RAAC
Series 2005-SP1, Class M3 4
(Acquired 08/02/07, Cost $26,082, 0.0%)	5.47	09/25/34	113		1
RALI Trust
Series 2006-QO1, Class 2A1 3,5	0.44	02/25/46	4,253		2,490,552
Series 2006-QO7, Class 2A1 5	0.96	09/25/46	12,039		8,425,219
Series 2007-QS6, Class A2 5,6	54.17	04/25/37	319		723,413
Series 2006-QS14, Class A30 5,6	79.05	11/25/36	201		586,830
Resix Finance Limited Credit-Linked Notes
Series 2003-CB1, Class B8 2,4,5
(Acquired 12/22/04, Cost $997,353, 0.1%)	6.91	06/01/35	1,124		393,593
Series 2004-B, Class B9 2,4,5
(Acquired 05/21/04, Cost $300,394, 0.0%)	8.41	02/10/36	300		175,000
Series 2004-A, Class B10 2,4,5
(Acquired 03/09/04, Cost $144,701, 0.0%)	11.66	02/10/36	145		2,532

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS (continued)
RFMSI Trust
Series 2004-S1, Class B1	5.25%	02/25/34	$179		$89,819
Series 2004-S1, Class B2	5.25	02/25/34	90		5,232
Series 2003-S7, Class B2	5.50	05/25/33	115		1
Saxon Asset Securities Trust
Series 2006-2, Class A3C 3,5	0.32	09/25/36	2,422		2,255,734
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC1, Class A2B 3,5	0.32	12/25/36	6,293		3,628,152
Series 2007-BR2, Class A2 3,5	0.40	02/25/37	4,071		2,423,175
Thornburg Mortgage Securities Trust
Series 2007-1, Class A2B 5	1.47	03/25/37	5,146		4,662,059
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY5, Class 3A1 5	4.59	05/25/37	1,637		1,558,755
Series 2003-S1, Class B4 2,4
(Acquired 10/25/07, Cost $16,475, 0.0%)	5.50	04/25/33	111		1
Series 2007-5, Class A11 5,6	38.46	06/25/37	109		212,795
Series 2005-6, Class 2A3 5,6	49.29	08/25/35	163		288,761
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4 4
(Acquired 04/13/05, Cost $507,825, 0.0%)	5.50	06/25/34	609		57,238
Series 2006-9, Class 1A19	6.00	08/25/36	7,146		7,116,548
Series 2007-8, Class 1A22	6.00	07/25/37	489		483,428
Series 2007-8, Class 2A2	6.00	07/25/37	1,030		1,018,005
Series 2007-13, Class A7	6.00	09/25/37	379		380,409
Series 2005-18, Class 2A10 5,6	22.11	01/25/36	217		272,776
Total Non-Agency Mortgage-Backed Securities					198,344,256
TOTAL RESIDENTIAL MORTGAGE RELATED HOLDINGS
(Cost $188,536,648)					198,344,256
COMMERCIAL MORTGAGE RELATED HOLDINGS - 56.1%
Commercial Mortgage-Backed Securities - 54.2%
A10 Term Asset Financing LLC
Series 2014-1, Class B 2	3.87	04/15/33	2,112		2,116,585
Series 2013-2, Class B 2	4.38	11/15/27	2,927		2,977,632
Series 2014-1, Class C 2	4.57	04/15/33	1,171		1,177,664
Series 2014-1, Class D 2	5.08	04/15/33	328		330,041
Series 2013-2, Class C 2	5.12	11/15/27	2,000		2,051,910
Series 2013-2, Class D 2	6.23	11/15/27	501		524,805
ACRE Commercial Mortgage Trust
Series 2013-FL1, Class D 1,2,5	4.56	06/15/30	5,000		5,035,065
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ	5.42	10/10/45	13,150		13,563,699
Series 2007-3, Class AJ 1	5.55	06/10/49	14,670		15,164,555
Series 2007-2, Class A4 1	5.61	04/10/49	4,850		5,189,374
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class H 2,4
(Acquired 03/08/06, Cost $1,698,878, 0.0%)	5.43	03/11/39	1,726		29,336
Series 2007-PW16, Class B 2,4
(Acquired 09/22/10 - 03/03/11, Cost $4,381,124, 1.6%)	5.71	06/11/40	6,000		5,891,550
Commercial Mortgage Lease-Backed Certificates
Series 2001-CMLB, Class A1 2,7	6.75	06/20/31	118		118,572
Commercial Mortgage Trust
Series 2007-C9, Class AJFL 1,2,5	0.85	12/10/49	9,277		8,875,798
Series 2006-GG7, Class AJ 1	5.82	07/10/38	3,830		3,930,162
Series 2007-GG11, Class AJ 1	6.05	12/10/49	10,330		10,807,876
Series 2007-GG11, Class B	6.15	12/10/49	3,568		3,285,357
Series 2007-GG11, Class C	6.15	12/10/49	8,400		6,709,920

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
COMMERCIAL MORTGAGE RELATED HOLDINGS (continued)
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL 1,5	0.39%	01/15/49	$7,000		$6,675,956
Series 2006-C1, Class K 1,2,4
(Acquired 03/07/06, Cost $6,915,239, 0.2%)	5.47	02/15/39	7,073		799,977
Series 2007-C2, Class A3 1	5.54	01/15/49	6,024		6,453,108
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C2, Class AMFX	4.88	04/15/37	10,800		10,827,356
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class B 4
(Acquired 12/07/10, Cost $1,154,269, 0.3%)	4.97	12/10/41	1,200		1,226,063
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2003-LN1, Class G 2,4
(Acquired 09/24/03, Cost $6,757, 0.0%)	5.38	10/15/37	7		6,757
Series 2007-CB20, Class AM 1	5.88	02/12/51	1,180		1,293,186
Series 2009-IWST, Class D 2,4
(Acquired 06/28/07, Cost $7,694,056, 2.3%)	7.45	12/05/27	7,000		8,407,210
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ	5.48	02/15/40	7,460		7,754,819
Series 2007-C1, Class C 4
(Acquired 02/10/11, Cost $2,990,654, 0.9%)	5.53	02/15/40	3,260		3,250,748
Series 2007-C1, Class D	5.56	02/15/40	3,600		3,513,892
Series 2007-C7, Class AJ	6.25	09/15/45	10,000		10,523,490
LNR CDO V Ltd.
Series 2007-1A, Class F 2,4,5
(Acquired 02/27/07, Cost $3,750,000, 0.0%)	1.62	12/26/49	3,750		–
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class J 1,2,4
(Acquired 05/24/06, Cost $5,170, 0.0%)	5.53	10/15/42	174		3,486
Series 2007-HQ13, Class A3 1	5.57	12/15/44	6,108		6,558,422
Series 2007-T25, Class AJ 1	5.57	11/12/49	12,500		12,830,187
Series 2007-T27, Class AJ	5.65	06/11/42	3,757		4,046,650
Series 2007-IQ14, Class A4 1	5.69	04/15/49	6,690		7,203,243
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L 2,4
(Acquired 05/11/07, Cost $0, 0.0%)	5.13	04/17/47	1,788		358
Series 2005-C20, Class F 2,4
(Acquired 10/15/10, Cost $3,158,025, 1.1%)	5.26	07/15/42	4,000		3,886,288
Series 2007-C30, Class AJ	5.41	12/15/43	6,500		6,623,032
Series 2007-C33, Class AJ	5.94	02/15/51	10,000		10,477,740
Total Commercial Mortgage-Backed Securities					200,141,869
Mezzanine Loan - 1.9%
BOCA Mezzanine	8.16	08/15/15	7,107		7,106,803
Total Mezzanine Loan					7,106,803
TOTAL COMMERCIAL MORTGAGE RELATED HOLDINGS
(Cost $200,889,850)					207,248,672
INTEREST-ONLY SECURITIES - 4.6%
Commercial Mortgage Trust
Series 2001-J2A, Class EIO 2,5,8	3.85	07/16/34	10,000		623,120
Federal National Mortgage Association REMICS
Series 2012-125, Class MI 8	3.50	11/25/42	4,404		750,641
Series 2013-32, Class IG 8	3.50	04/25/33	7,419		1,147,249
Series 2011-46, Class BI 8	4.50	04/25/37	4,700		506,730
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2003-C1, Class X1 2,5,8	1.25	05/10/36	1,482		38,248
Government National Mortgage Association
Series 2005-76, Class IO 5,8	0.59	09/16/45	20,715		638,281
Series 2012-100, Class IO 5,8	0.83	08/16/52	32,750		2,066,288

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
INTEREST-ONLY SECURITIES (continued)
Series 2012-70, Class IO 5,8	0.96%	08/16/52	$42,858		$2,539,135
Series 2012-95, Class IO 5,8	0.97	02/16/53	10,707		769,779
Series 2010-132, Class IO 5,8	1.04	11/16/52	10,117		530,639
Series 2012-78, Class IO 1,5,8	1.05	06/16/52	33,720		2,239,762
Series 2013-40, Class IO 5,8	1.08	06/16/54	19,436		1,278,957
Series 2012-132, Class IO 1,5,8	1.13	06/16/54	23,409		1,603,597
Series 2012-89, Class IO 1,5,8	1.27	12/16/53	34,642		2,180,015
Vendee Mortgage Trust
Series 1997-2, Class IO 5,8	0.03	06/15/27	11,831		11,039
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 2,5,8	1.55	11/15/34	2,230		2,865
TOTAL INTEREST-ONLY SECURITIES
(Cost $17,607,099)					16,926,345
CORPORATE BONDS - 12.3%
Automotive - 0.5%
American Axle & Manufacturing, Inc. 1	6.63	10/15/22	300		318,000
American Axle & Manufacturing, Inc. 1	7.75	11/15/19	350		392,000
Chrysler Group LLC 1	8.25	06/15/21	750		830,625
Jaguar Land Rover Automotive PLC 1,2,9	8.13	05/15/21	400		438,000
Total Automotive					1,978,625
Basic Industry - 1.9%
Alpha Natural Resources, Inc. 1	6.25	06/01/21	775		217,000
Arch Coal, Inc. 1	7.25	06/15/21	925		269,406
Associated Materials LLC 1	9.13	11/01/17	500		412,500
Cascades, Inc. 1,9	7.88	01/15/20	500		520,000
FMG Resources August 2006 Property Ltd. 1,2,9	6.88	04/01/22	525		437,062
Hexion US Finance Corp. 1	9.00	11/15/20	600		429,000
Ineos Finance PLC 1,2,9	7.50	05/01/20	425		446,250
Masonite International Corp. 1,2,9	8.25	04/15/21	600		640,500
Polymer Group, Inc. 1	7.75	02/01/19	450		466,313
PulteGroup, Inc. 1	6.38	05/15/33	550		550,000
Standard Pacific Corp. 1	8.38	05/15/18	300		339,000
Standard Pacific Corp. 1	8.38	01/15/21	450		509,625
Steel Dynamics, Inc. 1	7.63	03/15/20	300		312,750
Trinseo Materials Operating SCA 1,9	8.75	02/01/19	517		524,109
United States Steel Corp. 1	7.00	02/01/18	325		344,500
Xerium Technologies, Inc. 1	8.88	06/15/18	525		551,578
Total Basic Industry					6,969,593
Capital Goods - 0.6%
AAR Corp. 1	7.25	01/15/22	500		540,000
Crown Cork & Seal Company, Inc. 1	7.38	12/15/26	350		386,750
Reynolds Group Issuer, Inc. 1	7.88	08/15/19	750		790,312
Terex Corp. 1	6.50	04/01/20	600		621,000
Total Capital Goods					2,338,062
Consumer Goods - 0.6%
ACCO Brands Corp. 1	6.75	04/30/20	600		627,900
Bumble Bee Holdings, Inc. 1,2	9.00	12/15/17	516		541,284
Jarden Corp. 1	7.50	05/01/17	300		328,500
Post Holdings, Inc. 1	7.38	02/15/22	500		500,000
Total Consumer Goods					1,997,684
Energy - 2.0%
Atlas Pipeline Partners LP 1	5.88	08/01/23	600		594,000
Basic Energy Services, Inc. 1	7.75	02/15/19	550		423,500
BreitBurn Energy Partners LP 1	7.88	04/15/22	675		521,438
Calfrac Holdings LP 1,2	7.50	12/01/20	600		507,000
Crestwood Midstream Partners LP 1	6.00	12/15/20	600		574,500
EV Energy Partners LP 1	8.00	04/15/19	800		680,000

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
CORPORATE BONDS (continued)
Ferrellgas Partners LP 1	8.63%	06/15/20	$500		$501,250
Global Partners LP 2	6.25	07/15/22	400		388,000
Hilcorp Energy I LP 1,2	8.00	02/15/20	600		612,000
ION Geophysical Corp. 1	8.13	05/15/18	300		252,000
Key Energy Services, Inc. 1	6.75	03/01/21	600		372,000
Linn Energy LLC 1	7.75	02/01/21	300		252,750
Linn Energy LLC 1	8.63	04/15/20	300		261,000
Precision Drilling Corp. 1,9	6.63	11/15/20	300		270,000
RKI Exploration & Production LLC 1,2	8.50	08/01/21	350		282,625
Trinidad Drilling Ltd. 1,2,9	7.88	01/15/19	600		558,000
W&T Offshore, Inc. 1	8.50	06/15/19	600		393,000
Total Energy					7,443,063
Healthcare - 1.1%
CHS / Community Health Systems, Inc. 1	7.13	07/15/20	700		746,375
Fresenius Medical Care U.S. Finance II, Inc. 1,2	5.88	01/31/22	300		325,500
HCA, Inc. 1	5.88	05/01/23	150		158,063
HCA, Inc. 1	8.00	10/01/18	600		687,000
Jaguar Holding Company II 1,2	9.50	12/01/19	600		643,500
Kindred Healthcare, Inc. 1,2	6.38	04/15/22	700		666,750
Service Corporation International 1	6.75	04/01/16	400		417,000
Service Corporation International 1	8.00	11/15/21	450		520,875
Total Healthcare					4,165,063
Leisure - 1.2%
Boyd Gaming Corp. 1	9.00	07/01/20	600		615,000
Cedar Fair LP 1	5.25	03/15/21	200		201,000
Chester Downs & Marina LLC 1,2	9.25	02/01/20	825		602,250
Isle of Capri Casinos, Inc. 1	7.75	03/15/19	600		621,000
MGM Resorts International 1	7.63	01/15/17	350		377,125
MGM Resorts International 1	7.75	03/15/22	125		138,438
MGM Resorts International 1	8.63	02/01/19	275		311,781
MTR Gaming Group, Inc. 1	11.50	08/01/19	621		672,180
Palace Entertainment Holdings LLC 1,2	8.88	04/15/17	525		532,875
Scientific Games Corp. 1	8.13	09/15/18	450		382,500
Total Leisure					4,454,149
Media - 1.3%
Cablevision Systems Corp. 1	5.88	09/15/22	100		101,250
Cablevision Systems Corp. 1	8.63	09/15/17	500		556,250
CCO Holdings LLC 1	5.75	01/15/24	250		252,500
CCO Holdings LLC 1	6.63	01/31/22	300		318,750
Clear Channel Worldwide Holdings, Inc. 1	7.63	03/15/20	750		789,375
Gannett Company, Inc. 1	6.38	10/15/23	500		530,000
Lamar Media Corp. 1	5.38	01/15/24	550		566,500
Mediacom Broadband LLC 1	6.38	04/01/23	550		563,750
National CineMedia LLC 1	6.00	04/15/22	525		525,000
Numericable-SFR 2,9	6.00	05/15/22	500		502,750
Total Media					4,706,125
Retail - 0.4%
L Brands, Inc. 1	7.60	07/15/37	500		547,500
Levi Strauss & Co. 1	7.63	05/15/20	600		630,000
Roundy's Supermarkets, Inc. 1,2	10.25	12/15/20	500		435,000
Total Retail					1,612,500
Services - 1.1%
Avis Budget Car Rental LLC 1	5.50	04/01/23	550		561,000
Casella Waste Systems, Inc. 1	7.75	02/15/19	500		507,500
H&E Equipment Services, Inc. 1	7.00	09/01/22	600		617,250
Iron Mountain, Inc. 1	6.00	08/15/23	250		260,000
Iron Mountain, Inc. 1	8.38	08/15/21	18		18,765

BROOKFIELD TOTAL RETURN FUND INC.
Schedule of Investments (Unaudited) (continued)
December 31, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s	)	Value
CORPORATE BONDS (continued)
Jurassic Holdings III, Inc. 1,2	6.88%	02/15/21	$100		$93,000
The ADT Corp. 1	6.25	10/15/21	525		539,438
The Hertz Corp. 1	6.25	10/15/22	600		606,000
The Hertz Corp. 1	7.50	10/15/18	300		311,250
United Rentals North America, Inc. 1	7.63	04/15/22	450		494,775
Total Services					4,008,978
Technology & Electronics - 0.2%
First Data Corp. 1,2	7.38	06/15/19	750		789,375
Total Technology & Electronics					789,375
Telecommunications - 1.4%
CenturyLink, Inc. 1	7.65	03/15/42	300		298,500
Cincinnati Bell, Inc. 1	8.38	10/15/20	414		434,700
Cincinnati Bell, Inc. 1	8.75	03/15/18	132		135,630
FairPoint Communications, Inc. 1,2	8.75	08/15/19	600		603,000
Frontier Communications Corp. 1	7.13	03/15/19	600		657,000
Intelsat Jackson Holdings SA 1,9	5.50	08/01/23	600		596,340
Level 3 Financing, Inc. 1	8.63	07/15/20	525		566,344
Qwest Capital Funding, Inc. 1	6.88	07/15/28	350		350,000
T-Mobile USA, Inc. 1	6.63	04/01/23	550		563,200
Wind Acquisition Finance SA 2,9	7.38	04/23/21	250		235,950
Windstream Corp. 1	7.50	06/01/22	525		523,687
Total Telecommunications					4,964,351
TOTAL CORPORATE BONDS
(Cost $47,744,541)					45,427,568
			Shares		Value
PREFERRED STOCKS - 2.5%
Finance & Investment - 2.5%
Ally Financial, Inc., 7.00% 2			5,000		$5,022,969
Public Storage, 6.00%			160,000		4,041,600
Total Finance & Investment					9,064,569
TOTAL PREFERRED STOCKS
(Cost $9,031,250)					9,064,569
Total Investments - 139.0%
(Cost $498,621,021)					513,555,074
Liabilities in Excess of Other Assets - (39.0)%					(144,169,079)
TOTAL NET ASSETS - 100.0%					$369,385,995

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1	- Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2
- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2014, the total value of all such securities was $101,933,878 or 27.6% of net assets.

3	- Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
4
- Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors. The values in the parenthesis represents the acquisition date, cost and the percentage of net assets, respectively. As of December 31, 2014 the total value of all such securities was $30,432,988 or 8.2% of net assets.

5	- Variable rate security - interest rate shown is the rate in effect as of December 31, 2014.
6	- Security is an inverse floating rate bond.
7
- Security is fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of December 31, 2014, the total value of all such securities was $118,572 or 0.00% of net assets.

8	- Interest rate is based on the notional amount of the underlying mortgage pools.
9	- Foreign security or a U.S. security of a foreign company.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$18,997,557	$-	$18,997,557
Asset-Backed Securities	-	15,985,197	1,560,910	17,546,107
Residential Mortgage Related Holdings	-	15,415,857	182,928,399	198,344,256
Commercial Mortgage Related Holdings	-	-	207,248,672	207,248,672
Interest-Only Securities	-	-	16,926,345	16,926,345
Corporate Bonds	-	45,427,568	-	45,427,568
Preferred Stocks	4,041,600	5,022,969	-	9,064,569
Total	$4,041,600	$100,849,148	$408,664,326	$513,555,074

The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of December 31, 2014. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements(1)
Assets	Value as of December 31, 2014	Valuation Methodology	Significant Unobservable Input	Price
Commercial Mortgage Related Holdings	$118,572	Discounted	Implied	$100.90
		Cash Flow	Spread to
			Index
(1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At December 31, 2014, the value of these securities was approximately $408,545,754. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Total
Balance as of September 30, 2014	$1,773,069	$171,344,876	$222,025,425	$18,358,034	$413,501,404
Accrued Discounts (Premiums)	-	633,587	1,578,241	(541,557)	1,670,271
Realized Gain (Loss)	-	2,237,852	1,675,819	9,686,407	13,600,078
Change in Unrealized Appreciation (Depreciation)	(1,079)	(2,096,471)	(3,999,236)	(277,353)	(6,374,139)
Purchases at cost	-	28,881,939	-	-	28,881,939
Sales proceeds	(211,080)	(18,073,384)	(14,031,577)	(10,299,186)	(42,615,227)
Balance as of December 31, 2014	$1,560,910	$182,928,399	$207,248,672	$16,926,345	$408,664,326
Change in unrealized gains or losses relating to assets still held at reporting date	$(1,079)	$(1,134,563)	$(1,954,615)	$(277,353)	$(3,367,610)

For the three months ended December 31, 2014, transfers from Level 1 to Level 2 were $5,022,969. The transfers were due to lack of trading volume. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur. There have been no additional transfers between the Levels.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time they enter into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At December 31, 2014, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$686,000	Credit Suisse, 0.39%, dated 11/05/14, maturity 02/05/15	$686,684
8,071,000	Goldman Sachs, 0.40%, dated 11/05/14, maturity 02/03/15	8,079,071
5,759,000	JP Morgan Chase, 0.34%, dated 10/06/14, maturity 01/05/15	5,763,950
2,231,000	JP Morgan Chase, 1.02%, dated 12/30/14, maturity 01/29/15	2,232,895
944,900	JP Morgan Chase, 1.03%, dated 10/14/14, maturity 01/12/15	947,333
5,277,000	JP Morgan Chase, 1.06%, dated 12/08/14, maturity 01/07/15	5,281,669
11,827,000	JP Morgan Chase, 1.08%, dated 10/14/14, maturity 01/12/15	11,858,933
2,492,000	JP Morgan Chase, 1.13%, dated 10/14/14, maturity 01/12/15	2,499,040
1,804,000	JP Morgan Chase, 1.13%, dated 10/21/14, maturity 01/20/15	1,809,163
6,737,000	JP Morgan Chase, 1.58%, dated 10/27/14, maturity 01/26/15	6,763,951
29,809,000	RBC Capital Markets, 0.86%, dated 10/01/14, maturity 01/02/15	29,875,233
448,000	RBC Capital Markets, 0.86%, dated 12/23/14, maturity 01/02/15	448,107
16,000	RBC Capital Markets, 0.86%, dated 12/30/14, maturity 01/02/15	16,001
2,726,000	RBC Capital Markets, 0.93%, dated 07/01/14, maturity 01/02/15	2,738,983
477,000	RBC Capital Markets, 0.93%, dated 07/14/14, maturity 01/02/15	479,112
483,000	RBC Capital Markets, 0.93%, dated 10/06/14, maturity 01/02/15	484,094
448,000	RBC Capital Markets, 0.93%, dated 10/16/14, maturity 01/02/15	448,900

4,765,000	RBC Capital Markets, 0.93%, dated 10/16/14, maturity 01/16/15	4,776,314
390,000	RBC Capital Markets, 0.93%, dated 12/10/14, maturity 01/02/15	390,231
2,794,000	RBC Capital Markets, 0.95%, dated 09/11/14, maturity 03/12/15	2,807,481
5,801,000	RBC Capital Markets, 0.98%, dated 10/16/14, maturity 01/16/15	5,815,515
16,374,000	RBC Capital Markets, 1.48%, dated 10/16/14, maturity 01/16/15	16,435,892
4,047,000	RBC Capital Markets, 1.58%, dated 12/03/14, maturity 06/03/15	4,079,305
43,043,000	RBC Capital Markets, 1.59%, dated 12/12/14, maturity 06/12/15	43,388,493
3,262,000	RBC Capital Markets, 1.68%, dated 08/26/14, maturity 02/26/15	3,289,993
3,061,000	RBC Capital Markets, 1.88%, dated 10/02/14, maturity 10/02/15	3,119,303
2,768,000	RBC Capital Markets, 1.93%, dated 10/02/14, maturity 10/02/15	2,822,125
1,217,000	Wells Fargo Advisors, 1.66%, dated 12/01/14, maturity 01/05/15	1,218,958
$167,757,900	Maturity Amount, Including Interest Payable	$168,556,729
	Market Value of Assets Pledged as Collateral for the Reverse Repurchase Agreements	$198,238,819
	Weighted Average Interest Rate	1.21%

The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended December 31, 2014, was approximately $159,647,240 at a weighted average interest rate of 1.22%.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $168,441,900, which was 31.03% of the Fund’s total assets.

TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of passthrough securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, the Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at December 31, 2014 were as follows:

 Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal Home Loan Mortgage Corporation	4.00%	$2,000,000	$2,126,639
Federal National Mortgage Association	4.00	2,000,000	2,128,826
			$4,255,465

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. The Fund did not have any futures contracts outstanding during the three months ended December 31, 2014.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at December 31, 2014 was as follows.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$498,621,021	$35,225,441	$(20,291,388)	$14,934,053

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brookfield Total Return Fund Inc.

By (Signature and Title)              /s/ Brian F. Hurley
Brian F. Hurley
Principal Executive Officer

Date:   February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)               /s/ Brian F. Hurley
Brian F. Hurley
Principal Executive Officer

Date:   February 27, 2015

By (Signature and Title)           /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   February 27, 2015